Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CTDC
Entity Registrant Name	CHINA TECHNOLOGY DEVELOPMENT GROUP CORP
Entity Central Index Key	0001027454
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	22,498,549

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY
Continuing operations:
Revenues	$ 10,316		65,049		53,700
Cost of sales	(11,014)		(69,445)		(45,113)
Gross income (loss)	(698)		(4,396)		8,587
Research and development expenses	(19)		(119)		(557)		(552)
Selling expenses	(807)		(5,091)		(3,436)
General and administrative expenses	(5,759)	[1]	(36,314)	[1]	(32,530)	[1]	(24,970)	[1]
Impairment on property, plant and equipment	(55)		(347)		(591)		(6,463)
Impairment on inventories							(346)
Operating loss	(7,338)		(46,267)		(28,527)		(32,331)
Other income (expense):
Interest income	2		13		40		7
Finance costs	(9)		(59)		(83)		(5,799)
Change in fair value of trading securities	(1,416)		(8,927)		1,162
Gain on disposal of trading securities	45		283		5,196
Dividend income from available-for-sale securities							71
Gain (loss) on disposal of available-for-sale securities	44		276		(213)		111
Change in fair value of investment in convertible note					1,917
Change in fair value of derivative embedded in convertible note							(5,040)
Change in fair value of warrants and option rights	375		2,364		555		3,798
Loss on debt extinguishment							(3,434)
Subsidies from government							600
Exchange loss	(109)		(688)		(442)		(218)
Others, net	74		463		(491)		(2)
Loss before income tax expenses	(10,371)		(65,401)		(35,225)		(42,808)
Income tax credits	122		771		104		112
Loss from continuing operations	(10,249)		(64,630)		(35,121)		(42,696)
Discontinued operations:
Profit from discontinued operations, net of income taxes							4,227
Net loss for the year attributable to the shareholders of the Company	$ (10,249)		(64,630)		(35,121)		(38,469)
Net loss per share
-Basic and diluted	$ (0.46)		(2.87)		(1.69)		(2.42)
Net loss per share from continuing operations
-Basic and diluted	$ (0.46)		(2.87)		(1.69)		(2.68)
Net earnings per share from discontinued operations
-Basic and diluted							0.26
Weighted average common shares (in thousands)
-Basic and diluted	22,494		22,494		20,746		15,927

[1]	Included in general and administrative expenses are stock-based compensation of Rmb8,706, Rmb8,015 and Rmb7,170 for the years ended December 31, 2009, 2010 and 2011, respectively.

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (General and Administrative Expenses, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General and Administrative Expenses
Stock-based compensation	7,170	8,015	8,706

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CURRENT ASSETS
Cash and cash equivalents	$ 848	5,350	14,014
Trading securities	894	5,635	20,429
Available-for-sale securities	1,770	11,162	14,120
Trade accounts receivable, net of Nil, Rmb3,243 allowance for doubtful accounts as of December 31, 2010 and 2011, respectively	7,377	46,518	19,354
Inventories (As of December 31, 2010 including raw materials of Rmb5,661, work-in-progress of Rmb279, finished goods of Rmb907; as of December 31, 2011 including raw materials of Rmb84,065, work-in-progress of Rmb3,104, finished goods of Rmb35,690)	18,978	119,665	6,847
Value added tax and business tax recoverable	4,674	29,474	5,481
Due from related parties	372	2,346	2,455
Prepaid expenses and other current assets	373	2,353	29,686
TOTAL CURRENT ASSETS	35,286	222,503	112,386
Prepayment for land use right	655	4,130	4,220
Property, plant and equipment, net	4,438	27,982	31,428
Intangible assets	1,638	10,326	12,962
Goodwill	771	4,859	4,859
TOTAL ASSETS	42,788	269,800	165,855
CURRENT LIABILITIES
Trade accounts payable	25,542	161,061	11,803
Accrued professional fees	483	3,047	4,098
Income tax payable	5	30	63
Due to related parties	2,037	12,842	9,238
Government subsidies	95	600	300
Liabilities relating to warrants	13	84	2,448
Short term loan			6,041
Other current liabilities and accrued expenses	4,544	28,652	11,156
TOTAL CURRENT LIABILITIES	32,719	206,316	45,147
Deferred tax liabilities-non-current	740	4,664	5,434
TOTAL LIABILITIES	33,459	210,980	50,581
Contingencies and commitments
SHAREHOLDERS' EQUITY
Common stock, (US$0.01 par value; 4,000,000,000 authorized in 2010 and 2011; 22,425,216 and 22,498,549 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	266	1,675	1,670
Preferred stock, (US$0.01 par value; 1,000,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2010 and 2011)	12	77	77
Additional paid-in capital	88,212	556,227	545,911
Accumulated deficit	(76,765)	(484,050)	(419,420)
Accumulated other comprehensive loss	(2,396)	(15,109)	(12,964)
TOTAL SHAREHOLDERS' EQUITY	9,329	58,820	115,274
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 42,788	269,800	165,855

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Trade accounts receivable, allowance for doubtful accounts		3,243
Inventories, raw materials		84,065		5,661
Inventories, work-in-progress		3,104		279
Inventories, finished goods		35,690		907
Common stock, par value	$ 0.01		$ 0.01
Common stock, authorized	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	22,498,549	22,498,549	22,425,216	22,425,216
Common stock, shares outstanding	22,498,549	22,498,549	22,425,216	22,425,216
Preferred stock, par value	$ 0.01		$ 0.01
Preferred stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000	1,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Option Rights CNY	Stock Option CNY	Warrant B CNY	Common stock CNY	Common stock Option Rights CNY	Common stock Stock Option CNY	Common stock Stock purchase warrant CNY	Common stock Warrant B CNY	Preferred stock CNY	Additional paid in capital CNY	Additional paid in capital Option Rights CNY	Additional paid in capital Stock Option CNY	Additional paid in capital Stock purchase warrant CNY	Additional paid in capital Warrant B CNY	Accumulated deficit CNY	Accumulated other comprehensive (loss) income CNY
Beginning Balance at Dec. 31, 2008		34,703				1,205					77	386,118					(345,830)	(6,867)
Beginning Balance (in shares) at Dec. 31, 2008						15,543,669					1,000,000
Shares issued upon exercise of stock options (in shares)							60,000	136,864
Shares issued upon exercise of stock options			1,125	2,590			4	10					1,121	2,580
Issue of shares upon conversion of convertible note (in shares)						3,322,260
Issue of shares upon conversion of convertible note		80,992				228						80,764
Issue of shares upon exercise of warrant (in shares)									14,776	222,821
Issue of shares upon exercise of warrant					3,056				1	15					(1)	3,041
Stock-based compensation		8,706										8,706
Components of comprehensive loss:
Net loss		(38,469)															(38,469)
Net unrealized loss (gain) on available-for-sale securities, net of income tax of Rmb0		9,228																9,228
Translation adjustment		(4,230)																(4,230)
Total comprehensive loss for the year		(33,471)
Ending Balance at Dec. 31, 2009		97,701				1,463					77	482,329					(384,299)	(1,869)
Ending Balance (in shares) at Dec. 31, 2009						19,300,390					1,000,000
Issue of shares, net of offering costs (in shares)						3,064,827
Issue of shares, net of offering costs		52,527				203						52,324
Shares issued upon exercise of stock options (in shares)								59,999
Shares issued upon exercise of stock options				756				4						752
Stock-based compensation		8,015										8,015
Issue of warrants		2,491										2,491
Components of comprehensive loss:
Net loss		(35,121)															(35,121)
Net unrealized loss (gain) on available-for-sale securities, net of income tax of Rmb0		(9,374)																(9,374)
Translation adjustment		(1,721)																(1,721)
Total comprehensive loss for the year		(46,216)
Ending Balance at Dec. 31, 2010		115,274				1,670					77	545,911					(419,420)	(12,964)
Ending Balance (in shares) at Dec. 31, 2010						22,425,216					1,000,000
Shares issued upon exercise of stock options (in shares)								73,333
Shares issued upon exercise of stock options				894				5						889
Stock-based compensation		7,170										7,170
Issue of warrants		2,257										2,257
Components of comprehensive loss:
Net loss	(10,249)	(64,630)															(64,630)
Net unrealized loss (gain) on available-for-sale securities, net of income tax of Rmb0		(640)																(640)
Translation adjustment		(1,505)																(1,505)
Total comprehensive loss for the year		(66,775)
Ending Balance at Dec. 31, 2011	$ 9,329	58,820				1,675					77	556,227					(484,050)	(15,109)
Ending Balance (in shares) at Dec. 31, 2011						22,498,549					1,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net unrealized loss (gain) on available-for-sale securities, tax	0	0	0

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Available-for-sale Securities USD ($)	Dec. 31, 2011 Available-for-sale Securities CNY	Dec. 31, 2010 Available-for-sale Securities CNY	Dec. 31, 2010 Other Investments CNY	Dec. 31, 2009 Other Investments CNY	Dec. 31, 2010 Prepayment for business acquisition CNY
Cash used in operating activities
Net loss	$ (10,249)	(64,630)	(35,121)	(38,469)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities
Stock-based compensation	1,137	7,170	8,015	8,706
Warrants granted as service compensations	357	2,257	2,491
Impairment on property, plant and equipment	55	347	591	6,463
Impairment on inventories	507	3,194		346
Allowance for doubtful accounts	514	3,243
Amortization of intangible assets	418	2,636	220
Amortization of long-term prepayment for land use right	14	90	90	90
Depreciation	514	3,240	2,043	2,425
(Gain) loss on disposal of available-for-sale securities	(44)	(276)	213	(111)
Gain on disposal of trading securities	(45)	(283)	(5,196)
Change in fair value of trading securities	1,416	8,927	(1,162)
Change in fair value of investment in convertible note			(1,917)
Impairment on Assets					2,039	12,859	3,549	489	571	10,301
Finance costs				5,760
Loss on debt extinguishment				3,434
Change in fair value of derivative embedded in convertible note				5,040
Change in fair value of warrants and option rights	(375)	(2,364)	(555)	(3,798)
Gain on disposal of subsidiaries				(4,560)
Deferred tax benefit	(122)	(771)	(167)	(112)
Changes in assets and liabilities:
Decrease (increase) in trade accounts receivable	(4,822)	(30,407)	(13,662)	398
Increase in inventories	(18,398)	(116,012)	(979)	(428)
(Increase) decrease in due from related parties and other current assets	761	4,794	1,230	(6,519)
Increase in value added tax and business tax recoverable	(3,805)	(23,993)	(4,152)
(Decrease) increase in trade accounts payable	23,669	149,258	10,539	(124)
Increase in government subsidies	48	300		300
Increase in amount due to related parties	572	3,604	2,548
Increase (decrease) in other current liabilities and accrued expenses	2,608	16,445	(11,429)	2,260
Increase (decrease) in income taxes payable	(5)	(33)	63
Decrease in cash classified as held for sale				1,060
Net cash (used in) generated from operating activities	(3,236)	(20,405)	(31,958)	(17,268)
Cash flows from investing activities
Increase in account maintained with a security broker				(20)
Acquisitions of subsidiaries, net of cash acquired			1,415
Cash and cash equivalents disposed of upon disposal of subsidiaries, net of cash received				(830)
Proceeds from disposal of available-for-sale securities and trading securities	2,173	13,700	33,813	28,794
Purchase of available-for-sales securities and trading securities	(986)	(6,215)	(28,427)	(46,853)
Investment in convertible notes			(14,280)
Prepayment for acquisition of property and equipment				4,525
Prepayment for business acquisition			(10,301)	(20,602)
Recovery of deposit from termination of investment	1,004	6,332
Purchases of property, plant and equipment	(23)	(146)	(4,189)	(805)
Net cash used in investing activities	2,168	13,671	(21,969)	(35,791)
Cash flows from financing activities
Proceeds from issue of common stock, warrants and/or option rights			39,664	1,240
Offering costs for issue of common stock, warrants and/or option rights			(1,991)	(74)
Proceeds from exercise of stock options	142	894	756	2,590
Proceeds from issue of convertible note, net of issuance costs				68,672
Overdraft from security account				(1,499)
Proceeds from draw down (repayment) of a short term loan	(379)	(2,388)	6,041
Net cash generated from (used in) financing activities	(237)	(1,494)	44,470	70,929
Effect of exchange rate changes on cash and cash equivalents	(69)	(436)	(1,140)	(29)
Net increase (decrease) in cash and cash equivalents	(1,374)	(8,664)	(10,597)	17,841
Cash and cash equivalents at beginning of year	2,222	14,014	24,611	6,770
Cash and cash equivalents at end of year	848	5,350	14,014	24,611
Supplemental disclosure of cash flow information Interest paid	9	59	83	39
Supplemental disclosure non-cash investing and financing activities
Issue of warrants as offering costs for financing activities in and 2009				54
Construction costs funded through accrued expenses and other current liabilities				231
Conversion of convertible note in 2009				82,975
Purchase of property, plant and equipment funded through accrued expenses and other current liabilities`	7	44	82	66
Business combination through issuance of shares (Note 3)			14,854
Recovery of deposit from termination of investment in the form of financial assets (Note 20)	$ 2,008	12,663

Nature of operations and basis of presentation	12 Months Ended
Dec. 31, 2011
Nature of operations and basis of presentation

1 Nature of operations and basis of presentation

China Technology Development Group Corporation (the “Company” or “CTDC”) was incorporated under the laws of the British Virgin Islands (“BVI”) on September 19, 1995 as a holding company. The consolidated financial statements include the financial statements of the Company and its subsidiaries (hereinafter collectively referred to as the “Group”). The shares of the Company have been listed on NASDAQ since 1996.

The Company and its subsidiaries are principally engaged in the provision of solar energy products and solutions in the People’s Republic of China (“China” or the “PRC”) and Europe (“Solar Energy Operations”).

In order to facilitate the Group to carry out its Solar Energy Solutions Operations, on December 10, 2007, the Group acquired Faster Assets Limited (“Faster Assets”), a BVI company which owns 100% equity interest in China Merchants Zhangzhou Development Zone Broad Shine Solar Technology Ltd. (“Broad Shine”), incorporated under laws of China (collectively “Faster Group”) from China Merchants New Energy Group Limited (“CMNE”, formerly known as China Technology Investment Group Limited). In return, the Company issued 782,168 shares of common stock (“Common Stock”) and 1,000,000 shares of Series A preferred stock (“Preferred Stock”) at a consideration of Rmb20,700 to CMNE. CMNE then became one of the major shareholders of CTDC.

On November 5, 2010, the Group, together with China Green Holdings Limited, one of the Company’s wholly-owned subsidiaries, entered into a stock purchase agreement with Linsun Renewable Energy Corporation Limited (“LSRHK”) and its shareholders, pursuant to which the Company purchased and acquired 100% of the equity interests in LSRHK and its wholly-owned subsidiary Linsun Power Technology (Quanzhou) Corp. Ltd. (“LSPPRC”), collectively known as (“Linsun Group”) from its shareholders at a consideration of US$2,215, settled by the issuance of 1,064,827 shares of the Company’s common stock. The acquisition was completed on November 23, 2010 and LSRHK became one of the Company’s wholly-owned subsidiaries. Linsun Group is engaged in manufacturing and sale of crystalline PV modules. See Note 3 for more details.

On August 26, 2011, a wholly owned subsidiary of the Group, China Merchants Zhangzhou Development Zone Trendar Solar Tech Ltd. (“Trendar Solar”), incorporated a 100% owned subsidiary, Xiamen Chuangri New Energy Technology Ltd, (“Chuangri”) in China. The business scope of Chuangri is provision of technical consulting services.

During the year ended December 31, 2011, the Group reported net loss of approximately Rmb64,630 and net cash outflow from operations at approximately Rmb 20,405 respectively. The cash and cash equivalent balance as at December 31, 2011 was only Rmb5,350 as at December 31, 2011.

The directors of the Company believe that the Group will be able to generate adequate cash flows to finance its operations and meet its cash obligations in the following 12 months from December 31, 2011 based on the following:

•	positive operating cash flows are expected to be generated from the profitable operations of manufacturing and sale of solar modules;

•	positive operating cash flows are expected to be generated from solar module manufacturing for the rooftop project undertaken by LSPPRC;

•	realization in the open market of available-for-sale and trading securities, with ending carrying amounts at approximately Rmb16,797 as of December 31, 2011, for cash;

•	tight controls exercised by the board of directors on timing and magnitude of cash outlays for investments initiatives; and

•	CMNE would support the financing the Solar Energy Operations of the Group within a period of thirteen months from April 22, 2012.

Accordingly, the financial statements as of December 31, 2011 had been prepared on a going concern basis.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

2 Summary of significant accounting policies

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(a)	Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned or controlled subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

The operating results of subsidiaries acquired during the year are included in the accompanying consolidated statements of operations from the effective date of acquisition. Historical operating results of segments disposed of are included in discontinued operations.

(b)	Business combinations

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Group acquired based on their estimated fair values.

The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, useful lives and impairment of property, plant and equipment, goodwill and intangible assets, impairment of inventories, impairment of available-for-sale securities, impairment of deposits made for proposed acquisitions, and fair value of stock options and financial instruments. Actual results could differ from those estimates.

(d)	Revenues

Revenues primarily arise from product sales and the rendering of services. Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sellers’ price to the buyer is fixed or determinable; and (iv) collectability is reasonably assured. Specifically, product sales represent the invoiced value of goods, net of discounts, supplied to customers.

Revenues from product sales are recognized upon delivery to customers, when the products have been accepted by customers and when title has been passed. Rendering of services represents fees charged on the provision of information technology and network security consulting services. Fees on such services are subject to acceptance and are recognized upon the completion of the underlying services, the receipt of customer’s acceptance and when collectability of the fees is reasonably assured.

Revenue from constructing and installation of rooftop solar chip module systems is recognized upon installation is completed, using the percentage-of-completion method of accounting , commencing from the date when the solar chip modules are permanently attached or fitted to the rooftop of the related structures.

(e)	Income Taxes

Income taxes are provided using the assets and liability method in accordance with ASC 740 (formerly referred to as SFAS No. 109, “Income Taxes”, “Accounting for Income Taxes”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The tax consequences of these differences are classified as current or non-current based on the classification of the related asset or liability for financial reporting. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

(f)	Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than [50%] likely to be realized upon settlement.

The Group had no material uncertain tax positions as of December 31, 2009, 2010 and 2011.

(g)	Concentration of credit risk

In 2010, the Group started to engage in the business of manufacturing and selling solar modules to industrial users. All the Group’s revenue is derived from sales to customers located in PRC, Hong Kong and Europe. For the year ended 31 December 2011, 4 customers accounted for 67.7%, 17.7%, 7.7% and 3.6% of the Company’s net revenue, respectively.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, trade accounts receivable and amounts due from related parties. As of December 31, 2010 and 2011, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in the PRC and Hong Kong, which the management believes are of high credit quality. The Company has also put in place policies to ensure that sale of goods to customers with an appropriate credit history and the Company performs periodic credit evaluations of its customers.

(h)	Foreign currency transaction gains and losses and translation of foreign currencies

Transactions denominated in other currencies are translated into the functional currency of the respective entities at exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies at rates of exchange in effect on the balance sheet dates. All such exchange gains and losses are included in the statements of operations.

The functional currency of the Company is Hong Kong dollars (“HK$”). The functional currency of the subsidiaries of the Group that are established in the PRC is Renminbi (“Rmb”). The Group has chosen Rmb as its reporting currency. Assets and liabilities are translated using the exchange rates in effect at the balance sheet date and average exchange rates for the period are used for translation of revenue and expense transactions. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity for the years presented.

Majority of commercial transactions are conducted in the respective functional currency of the entities within the Group, the foreign exchange risks are minimal. The Group is however exposed to foreign currency risk on certain financing activities, which are denominated in the United States Dollars (“U.S. dollars” or “US$”). Due to the fact that HK$ is pegged to the U.S. dollars, management considers the foreign exchange exposure to fluctuation in exchange rate between US$ and HK$ to be minimal.

The Group does not have any foreign currency hedging policy. However, management of the Company monitors foreign exchange exposure and will consider hedging significant currency exposure should the need arises.

(i)	Translation into United States Dollars

The consolidated financial statements of the Group are presented in Rmb. Translations of amounts from Rmb into U.S. dollars are solely for the convenience of the reader and were calculated at the rate of (Rmb6.30559=US$1) on December 31, 2011 representing the exchange rates quoted by the People’s Bank of China in the PRC . The translation is not intended to imply that the Rmb amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2011 or at any other rate.

(j)	Property, plant and equipment and land use right

Property, plant and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets. The estimated useful lives of property, plant and equipment are as follows:

Buildings	20 years
Plant and machinery	10 years
Computer equipment	3 years
Furniture, fixtures and office equipment	3 years
Motor vehicles	5 years

All land in the PRC is owned by the government. According to PRC law, the government may sell the right to use of the land for a specified period of time. Thus, all of the land use rights purchased by the Group in the PRC are considered to be leasehold land and classified as land use right. These land use rights are amortized on a straight-line basis over the term of the land use rights of 50 years. Amortization expense was Rmb90, Rmb90 and Rmb90 for years ended December 31, 2009, 2010 and 2011, respectively.

(k)	Construction in progress

Construction in progress represents buildings, structures, plant and machinery and other property, plant and equipment under construction or installation and is stated at cost less any impairment losses, and is not depreciated. Cost comprises direct costs of construction, installation and testing as well as capitalized borrowing costs on related borrowed funds during the period of construction or installation. No interest was capitalized for the years ended December 31, 2009, 2010 and 2011. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for use.

(l)	Intangible assets acquired through business combinations

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805 (formerly referred to as SFAS No. 141 (Revised 2007) “Business Combinations”). Intangible assets arising from the acquisitions of subsidiaries are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Long term supply contract	5 years
Customer relationship	5 years

(m)	Goodwill

Goodwill is measured as the excess of (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are included within goodwill.

In accordance with ASC 350 (formerly referred to as SFAS No. 142 “Goodwill and other intangible assets”), no amortization is recorded for goodwill. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In December of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. No impairment losses were recorded in the years ended December 31, 2009, 2010 and 2011.

(n)	Impairment or disposal of long lived assets

Long-lived assets are assessed for impairment when events and circumstances exist that indicate the carrying amount of these assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Impairment of property, plant and equipment of Rmb6,463, Rmb591 and Rmb347 was recognized for the years ended December 31, 2009, 2010, and 2011, respectively.

Long-lived assets to be disposed of are stated at the lower of fair value less cost to sell or carrying amount. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred.

(o)	Trade accounts receivable

Trade accounts receivable are stated at the amount invoiced, less allowance for doubtful accounts. An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Management has determined that allowance of Nil, Nil, and Rmb3,243 is required at December 31, 2009, 2010 and 2011.

(p)	Inventories

Inventories are carried at the lower of cost or net realizable value. Cost is determined using the weighted average method. Net realizable value is determined by reference to the sales proceeds of items sold in the ordinary course of business or to a management estimate based on prevailing market conditions.

(q)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks and liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates their fair value.

(r)	Investment in securities

The Company accounts for its investments in accordance with ASC 320 (formerly SFAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities”). The Company classifies the investments in debt and equity securities as “trading” or “available-for-sale”. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are reported at fair value with unrealized gains and losses included in investment income. The Company does not have investments that are classified as held-to-maturity.

Investments designated as available-for-sale (“AFS”) are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive (loss) income in shareholders’ equity. Realized gains or losses are charged to the income during the period in which the gain or loss is realized.

The Group reviews its investment in AFS for potential impairment based on: the length of the time and extent to which the market value has been below cost; the financial condition and near-term prospects of the issuer of the AFS; and its intent and ability to retain the AFS for a period of time sufficient to allow for any anticipated recovery in market value. If it is determined that the impairment is other than temporary, an impairment loss will be recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment becomes the new cost basis of the investment and will not be adjusted for subsequent recoveries in fair value. Subsequent increases and decreases in the fair value of AFS will be included in comprehensive income through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which will be charged to income.

During the years ended December 31, 2009, 2010 and 2011, impairment on AFS of nil, Rmb3,549 and Rmb12,859 was recognized, respectively in the consolidated statements of operations.

(s)	Fair value Measurement

The carrying value of the Group’s financial instruments, including cash and cash equivalents, trading securities and available-for-sale securities, trade accounts receivable, value added tax and business tax recoverable, other assets and trade accounts payable, accrued professional fees, short term loan and other current liabilities and accrued expenses, approximate their fair values due to their relatively short-term nature.

(t)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred since development costs have not been significant.

(u)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by the municipal provincial governments for its employees. Employees of the Group in Hong Kong have joined the Mandatory Provident Fund Scheme which is also a defined contribution plan operated by the Hong Kong government. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare are provided to employees after their retirement. The Group has no other material obligation for the payment of employee benefits associated with these plans beyond the annual contribution described above.

The contributions are charged to the consolidated statement of operations as they become payable in accordance with the rules of the respective plans. For the years ended December 31, 2009, 2010 and 2011, the Group contributed Rmb212, Rmb285 and Rmb784, respectively, to the plans.

(v)	Segment reporting

At the end of 2008, the Company classified Jingle Group as a discontinued operation. The Company disposed of Jingle Group in Feburary 2009. Therefore, during 2009, 2010 and 2011, the Group’s continuing business is solely of one operating segement, which is the provision of Solar Energy Operations. All of the Group’s revenues are derived in the PRC, Hong Kong and Europe. Substantially all sales were made to Europe. All long-lived assets are located in PRC.

(w)	Comprehensive (loss) income

Accumulated other comprehensive (loss) income represents foreign currency translation adjustments and the unrealized (loss) gain on available-for-sale securities, net of tax, and is included in the consolidated statements of shareholders’ equity.

(x)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses included in the consolidated statements of operations were Rmb4, Rmb11 and Rmb71 for the years ended December 31, 2009, 2010 and 2011, respectively.

(y)	Earnings or loss per share

Basic earnings or loss per share represents income available to common shareholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings or loss per share reflects additional common shares that would have been outstanding if dilutive common stock equivalents were issued, as well as any adjustment to income that would result from the assumed issuance. Dilutive common stock equivalents that may be issued by the Group relate to outstanding stock options and warrants, and are determined using the treasury stock method. The effect of stock purchase warrants, stock options, warrants, option rights and convertible note is excluded from the computation if the effect would be anti-dilutive.

(z)	Stock-based compensation

The Group grants stock options to its employees and certain non-employees under the Company’s stock option plans. The Group follows ASC 718 (formerly referred to as SFAS No. 123 (revised 2004) “Share-Based Payment”), whereby entities are required to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service, known as the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

(aa)	Convertible note

As discussed in Note 21, the Company issued a convertible note to a subscriber during 2009. In accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion option as a freestanding instrument separately in the balance sheet. The debt host were recorded with a discount equal to the value of the conversion option at the transaction date and will be accreted to the redemption value of the convertible note over the life of the convertible note. The change in fair value of the conversion option of Rmb5,040 was recorded in the consolidated statements of operations for the year ended December 31, 2009. The interest expense recognized for accretion to the redemption value of the convertible note was Rmb5,760 for the year ended December 31, 2009. Upon the conversion of convertible note, the loss on extinguishment, the difference between the sum of the recorded amounts for the debt host and the conversion option, and the fair value of the shares issued at the conversion date, of Rmb3,434 was recorded in the consolidated statements of operations for the year ended December 31, 2009.

(ab)	Warrants and option rights

As detailed in Note 17, the Company issued common shares to certain institutional investors attached with certain warrants and option rights. In accordance with ASC 815 (formerly contained in FAS133 and EITF00-19), the Company accounted for Warrant B (described in Note 17) as a liability instrument and it is carried at fair value with changes in fair value being recorded in the consolidated statement of operations. Warrant A and option rights (both described in Note 17) were recorded as equity instruments. With the adoption of ASC 815-40-15 (earlier referred to as EITF 07-5) as of January 1, 2009, Warrant A and option rights are classified as liabilities as Warrant A contain a reset feature, whereby the exercise price of the instruments would be reset to the market price if the market price is lower than the exercise price at a specified date and option rights contain similar features whereby the number of shares to be finally issued under option rights are not fixed. Following the guidance under ASC 815-40-15, the Company has recorded the cumulative effect of such change as an adjustment to the opening balance of retained earnings. Accordingly, both warrants and option rights are carried at fair value at each reporting date with changes in fair value being recorded in the consolidated statements of operations. The fair value of the warrants and option rights are estimated using the Binomial Model and Monte Carlo simulation.

(ac)	Operating leases

Leases where substantially all the risk and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the leasing company are expensed on a straight-line basis over the lease periods.

(ad)	Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized in income when the associated obligations for earning such subsidies have been met. The Company received government subsidies for general corporate purposes and specific projects undertaken by the Group of Rmb900, Nil and Rmb300 during the years ended December 31, 2009, 2010 and 2011, respectively, of which the Company has recognized government subsidies of Rmb600, Nil and Nil, respectively, as other income.

(ae)	Shipping and handling

Expenses of Nil, Rmb3,125 and Rmb1,853 related to shipping and handling costs were recognized as selling expenses in the years ended December 31, 2009, 2010 and 2011, respectively in consolidated statement of operations.

(af)	Recent accounting pronouncements

In December 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU amends guidance for Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years and interim periods beginning after December 15, 2010, with early adoption not permitted. The adoption of ASU 2010-28 did not have a material impact on the Company’s consolidated financial statement.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”(ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of ASU No. 2011-04 is not expected to have a material impact on the Company’s consolidated financial statement.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”(ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption of these standards is not expected to have a significant impact on the Company’s consolidated financial statements.

        In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition

3 Acquisition

On November 5, 2010, the Group, together with China Green Holdings Limited, one of the Company’s wholly-owned subsidiaries, entered into a stock purchase agreement with LSRHK and its shareholders, pursuant to which the Company purchased and acquired 100% equity interest in LSRHK from its shareholders at a consideration of US$2,215 (equivalent to approximately Rmb14,854), satisfied by the issuance of 1,064,827 common stock of the Company, resulting in goodwill of approximately Rmb4,859 (the “Goodwill”) (Note 10). The acquisition was consummated on November 23, 2010 and LSRHK became a wholly-owned subsidiary of the Company. Linsun Group is principally engaged in manufacturing and selling crystalline PV modules.

Since Linsun Group has been fully integrated into the Group and the goodwill is attributable to the Solar Energy Operations segment. The other intangible assets acquired from the transaction, mainly comprise customers relationship of Rmb6,030 and a supplier contract of Rmb7,152, both have been assessed to have weighted average useful lives of 5 years (Note 10).

Before the completion of the acquisition, the Group provided an investment advance of Rmb2,000 to Linsun Group, which had beenincluded in the cash balance acquired from Linsun Group in the acquisition. The table below reflected the purchase price related to this acquisition and the resulting purchase price allocations as of the acquisition date:

	Amortization Life (in Years)	Linsun Group Rmb
Current assets (including trade accounts receivable of Rmb5,692)		15,146
Cash and cash equivalents (include an investment advance from the Group of Rmb2,000)		3,415
Fixed assets/noncurrent assets		4,614
Intangible assets:
Supplier contract	5	7,152
Customers relationship	5	6,030

Total assets acquired		36,357
Current liabilities		(21,067)
Deferred tax liabilities—non current		(3,295)

Total liabilities assumed		(24,362)

Net assets acquired		11,995

Total purchase consideration (1,064,827 common shares of the Company at US$2.08 per share and investment advance paid to Linsun Group at Rmb2,000)		16,854

Goodwill		4,859

Unaudited Proforma information on the acquisition

The financial results of Linsun Group acquired in 2010 have been included in the consolidated statements of operations and comprehensive loss since the acquisition date on November 5 2010. The amount of revenues and net income of Linsun Group included in the consolidated statements of operations and comprehensive loss for 2010 were as follows:

For the period from date of acquisition to December 31, 2010
Rmb
Revenues (including sales of Rmb3,250 made to the Group’s subsidiary after acquisition):	25,793

Net income:	1,059

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2009 and 2010, as if the acquisition had occurred on January 1, 2009, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the beginning of the periods presented, and may not be indicative of future operating results.

	December 31, 2009	December 31, 2010
	Rmb	Rmb
Net revenues:	—	87,765
Net loss attributable to common stockholders	(38,469)	(41,282)
Net loss per share attributable to the Company -basic and diluted	(2.26)	(1.90)

There were no acquisitions made in 2009 and 2011.

Income tax (credits)	12 Months Ended
Dec. 31, 2011
Income tax (credits)

4 Income tax (credits)

The income tax (credits) represent the sum of the income tax payable and deferred tax.

Income tax is based on taxable profit for the year. Taxable profit differs from net profit as reported in the Statement of Operations because it excludes items of income or expense that are taxable or deductable in other years and it further excludes items that are never taxable or deductable. The Group’s liability for income tax is calculated using tax rates that have been enacted by the reporting date.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

For business combinations, deferred taxes are recognized to the extent that the fair value of assets and liabilities acquired exceeds their respective tax bases.

The Company is a tax exempted company incorporated in the British Virgin Islands. The Company’s subsidiaries incorporated in Hong Kong and in the PRC are subject to Hong Kong Profits Tax and Enterprise Income Tax in the PRC, respectively.

The Group’s subsidiaries incorporated in Hong Kong were subject to a tax rate of 16.5% in 2009, 2010 and 2011 on the assessable profits arising in or derived from Hong Kong.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law, or New Income Tax Law, which became effective on January 1, 2008 and replaced the previous separate income tax laws for domestic enterprises and foreign-invested enterprises (including PRC subsidiaries of the Company by adopting a unified income tax rate of 25% for most enterprises. In accordance with the implementation rules of the New Income Tax Law, the preferential tax treatments previously granted to certain PRC subsidiaries of the Company would not continue and they would be subject to the statutory tax rate of 25%. Among all the Company’s PRC subsidiaries, Trendar Solar has obtained a preferential tax concession from the local tax bureau that it was fully exempt from the PRC enterprise income tax for two years starting from the year 2008, followed by a 50% tax exemption for the next three years from 2010 to 2012. Accordingly, the enacted tax rate for Trendar Solar was 0, 12.5% and 12.5% for the years ended 31 December 2009 to 2011.

Since all the PRC subsidiaries of the Company reported accumulated deficits up to December 31, 2011, no provision for PRC dividend withholding tax had been made. Upon distribution of any future earnings in the form of dividends or otherwise in the future, the Group would be subject to the respective withholding tax under the PRC Enterprise Income Tax Law issued by the State Council.

The Group had no material uncertain tax positions for the years 2009, 2010 and 2011 respectively and there were no material interest and penalties related to uncertain tax positions. In addition, the Group had no material unrecognized tax benefit which would affect the effective income tax rate in future periods. The Group does not anticipate any significant increase or decrease in its liability for unrecognized tax benefits within the next twelve months. The tax positions of the Company’s PRC subsidiaries for the years 2007 to 2011 are subject to inspection by the PRC tax authorities. For the Company’s Hong Kong subsidiaries, their respective tax positions are subject to inspection for the years 2005 to 2011 by the Hong Kong tax authorities.

Composition of income tax (credits)

The subsidiaries of the Company in the PRC are subject to value-added tax of 17% or business tax of 5% on revenues derived from sales of goods and provision of services, respectively,. The Group presents revenue, net of such value-added tax or business tax amounting to Rmb4, Rmb53,700 and Rmb65,049 for the years ended December 31, 2009, 2010 and 2011, respectively.

Income tax credits comprises of the following:

	2009 Rmb	2010 Rmb	2011 Rmb
Current income tax (credits)
—Continuing operations	—	63	—
Deferred income tax credits	(112)	(167)	(771)

Income tax credits	(112)	(104)	(771)

Reconciliation of income tax by applying PRC statutory Enterprise Income Tax rate

Income tax of the continuing operations differed from the amounts computed by applying PRC statutory Enterprise Income Tax (“EIT”) rate of 25% in 2009, 2010 and 2011 as a result of the following:

	2009 Rmb	2010 Rmb	2011 Rmb
Net loss before provision for income taxes	(42,808)	(35,225)	(65,401)
PRC statutory tax rate	25%	25%	25%
Income tax credit computed at PRC statutory EIT rate	(10,702)	(8,806)	(16,350)
Effect of income tax rate differences in other jurisdictions	7,101	8,163	6,321
Income not subject to taxation	—	(7)	—
Expenses not deductible for taxation purpose	2,007	1,287	2,170
Change in valuation allowance	1,482	(741)	7,088

Total income tax credits	(112)	(104)	(771)

Reconciliation between the statutory income tax rate and the Company’s effective tax rate is as follows:

	2009 Rmb	2010 Rmb	2011 Rmb
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate differences in other jurisdictions	(16.6%)	(23.2%)	(9.7%)
Income not subject to taxation	0.0%	0.02%	0.0%
Expenses not deductible for taxation purpose	(4.7%)	(3.6%)	(3.3%)
Change in valuation allowance	(3.4%)	2.1%	(10.8%)

Total income tax credits	0.3%	0.3%	1.2%

The principal components of the deferred income tax assets and liabilities are as follows:

	December 31, 2010 Rmb	December 31, 2011 Rmb
Deferred tax assets:
Tax loss carryforwards	4,588	11,676
Less: valuation allowance	(4,588)	(11,676)

Non-current deferred tax assets, net	—	—

Deferred tax liability:
Property, plant and equipment, net	(1,734)	(1,632)
Prepayment for land use right	(460)	(450)
Intangible assets	(3,240)	(2,582)

Non-current deferred tax liabilities	(5,434)	(4,664)

Total	(5,434)	(4,664)

Reported as:
Current deferred tax assets	—	—
Current deferred tax liabilities	—	—

Subtotal	—	—
Non-current deferred tax assets	—	—
Non-current deferred tax liabilities	(5,434)	(4,664)

Total	(5,434)	(4,664)

Tax loss of Rmb23,414 carry forwards from the Company’s PRC subsidiaries as at December 31, 2011 can be carried forward for one to five years and they expire on various dates through 2016. Tax loss of Rmb26,918from the Company’s HK subsidiaries has no expiry date. The directors of the Company do not believe that these subsidiaries would generate sufficient taxable profits in the near future and it is not more likely than not that any of the deferred tax assets will be realized. Therefore, a full valuation allowance had been established for the amount of deferred tax assets as at December 31, 2010 and 2011.

Disposal and discontinued operations	12 Months Ended
Dec. 31, 2011
Disposal and discontinued operations

5 Disposal and discontinued operations

On December 29, 2008, the Group entered into a sale and purchase agreement to dispose of its then information technology operations undertaken by its then subsidiary Jingle Technology Co., Ltd. and its subsidiaries (collectively, “Jingle Group ) to an independent third party, for a cash consideration of Rmb176. The transaction was completed in February 2009.

As of the disposal date (February 2009), the assets and liabilities held by Jingle Group are as follows:

2009
Rmb
Net assets disposed of (excluding cash and cash equivalents):
Trade accounts receivable, net	288
Inventories—merchandise for resale	42
Value added tax and business tax recoverable	279
Prepaid expenses and other assets	298
Property, plant and equipment, net	49
Trade accounts payable	(94)
Tax payable	25
Other liabilities and accrued expenses	(2,027)
Accumulated other comprehensive loss	(4,250)

(5,390)

Gain on disposal of Jingle Group	4,560

(830)

Discharged by:
Consideration received	176
Cash and cash equivalents disposed	(1,006)

(830)

In accordance with ASC360-10-35 (formerly refer to SFAS No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”), the financial results of the Jingle Group and IT Operations are reported as discontinued operations for all the years presented. The financial results included in discontinued operations were as follows:

2009
Rmb Jingle Group
Revenues	4
Cost of sales	(2)

Gross profit	2
Selling expenses	(182)
General and administrative expenses	(153)

Operating loss	(333)
Other income	—
Profit on disposal of subsidiaries	4,560

Profit from operations before income tax expenses	4,227
Income tax expenses	—

Profit from operations	4,227

Carrying amounts of total assets and liabilities included as part of the disposal group were as follows:
Total assets	1,962
Total liabilities	(6,346)

Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2011
Prepaid expenses and other current assets

6 Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2010	December 31, 2011
	Rmb	Rmb
Rental and utility deposits	327	552
Advance to employees	280	366
Prepayment for insurance	197	74
Prepayment for raw materials purchases (Note a)	8,655	922
Prepayment for decoration	10	90
Prepayment for consultancy fee	207	188
Deposits for investments (Note 20)	19,877	—
Others	133	161

	29,686	2,353

Note a: The balance in 2010 included Rmb5,000 deposit paid to Goldpoly (Quanzhou) Science & Technology Industry Company Limited (“Goldpoly”), an ex-shareholder of Linsun Group, which is also a shareholder of CTDC as of December 31, 2011, for purchases of raw materials from Goldpoly from October 2010 to December 2011. Such deposit was offset against the costs of raw materials purchased from Goldpoly during 2011.

Prepayment for business acquisition	12 Months Ended
Dec. 31, 2011
Prepayment for business acquisition

7 Prepayment for business acquisition

On April 28, 2010, the Group entered into a Cooperation Framework Agreement with Xintang Media Technology (Beijing) Limited (“ Xintang”), its shareholders and associated companies, pursuant to which the Group intended to acquire equity interests in Xintang indirectly at the following consideration of (i) US$5 million in cash as advance payment; (ii) shares of the common stock of the Company at a price US$3.01 per share (the “Consideration Shares”); and (iii) warrants to purchase the common stock of the Company at an exercise price US$3.50 per share (the “Consideration Warrants”). Xintang is a Chinese company and conducts advertising and media business in China.

As at December 31, 2010, the Group had paid Rmb10.3 million to Xintang and its shareholders (the “Xintang Prepayment”). The completion of this acquisition was contingent upon the satisfaction of a number of conditions, including a fair value assessment to be performed on the equity interest in Xintang by an international independent appraiser, completion of restructuring of the target companies involved in the transaction, execution of advertising and media business cooperation arrangements between Xintang and the Xinhua News Agency in China (an official media body of the Chinese government), and approval of the transaction obtained from the shareholders of the Company in a general meeting. Since certain of the aforesaid conditions precedent had not been satisfied, the parties decided not to proceed with the transaction and to terminate the cooperation framework agreement. The Company is currently in the process of negotiating with Xintang on the details regarding the termination as well as recovery of the Xintang Deposit. Given the fact that Xintang is a project company incorporated with minimal initial assets and operations, and the Company could not assess the financial strengths of the shareholders of Xintang, as a result, the directors of the Company considered that the timing of recovery and magnitude of amounts to be recovered of the Xintang Prepayment could not be reasonably assured. Accordingly, the directors of the Company made a full provision for impairment against the carrying amount of the Xintang Prepayment in 2010 and the provision was retained as at December 31, 2011.

Prepayment for land use right	12 Months Ended
Dec. 31, 2011
Prepayment for land use right

8 Prepayment for land use right

The land use right was acquired through the acquisition of the equity interest of Faster Group in 2007. The value of the land use right was determined based on the fair value of the lease as of the completion date of the acquisition of Faster Group. The Group is currently in process of obtaining the official land use right certificate from the relevant PRC authorities.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net

9 Property, plant and equipment, net

	December 31, 2010	December 31, 2011
	Rmb	Rmb
Buildings	24,196	24,196
Plant and machinery	8,727	8,739
Computer equipment	640	678
Furniture, fixtures and office equipment	3,601	3,694
Motor vehicles	862	860

Total	38,026	38,167
Less: accumulated depreciation	(7,277)	(10,517)

Add: construction in progress	679	332

	31,428	27,982

Depreciation for the years ended December 31, 2009, 2010 and 2011 amounted to Rmb2,425, Rmb2,043 and Rmb3,240 respectively.

Impairment of property, plant and equipment of Rmb6,463, Rmb591 and Rmb347 was recognized for the years ended December 31, 2009, 2010 and 2011, respectively. For 2009 and 2010, it was primarily related to the abandonment of the operations of an asset group relating to an SnO2 production line operated by China Merchants Zhangzhou Development Zone Trenda Solar Ltd., a subsidiary of the Group in the PRC. For 2011, it was related to impairment of construction in progress because the management didn’t want to continue this construction in progress forward.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets

10 Goodwill and Other Intangible Assets

As mentioned in Note 3, the Company completed the business acquisition of Linsun Group in November, 2010. An aggregate consideration of Rmb14,854, resulted in Rmb13,182 of intangible assets and Rmb4,859 of goodwill.

(a)    Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the operations of the Group and Linsun Group and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The Company did not recognize any goodwill impairment for the three years ended December 31, 2011. The Company’s goodwill is all allocated to the Solar Energy Operations’ reportable operating segment (Note 24).

For the qualitative analysis performed for Linsun Group, the Company took into consideration all the events and circumstances listed in ASC350, Intangibles—Goodwill and Other, in additional to other specific factors. Based on the assessment results, the Company determined that it was necessary to perform quantitative goodwill impairment test for Linsun Group. The Company estimated the fair value by weighting the results from the income approach. This valuation approach considered a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and require the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the Company’s business.

After completing its annual impairment review for Linsun Group on an annual basis as of December 31, 2010 and 2011, the Company concluded that goodwill had not been impaired as at the end of these two years.

(b)    Intangible assets

The acquired intangible assets are amortized ratably over their respective useful lives of five years from the acquisition date. The following table summarizes the components of gross and net intangible asset balances as of December 31, 2011 and 2010:

	Year ended December 31, 2010			Year ended December 31, 2011
	Gross Carrying Amount Rmb	Accumulated Amortization Rmb	Net Carrying Amount Rmb	Gross Carrying Amount Rmb	Accumulated Amortization Rmb	Net Carrying Amount Rmb
Supplier contract	7,152	(119)	7,033	7,152	(1,550)	5,602
Customer relationship	6,030	(101)	5,929	6,030	(1,306)	4,724

	13,182	(220)	12,962	13,182	(2,856)	10,326

Amortization expense related to acquired intangible assets was Rmb2,636 and Rmb220 in 2011 and 2010 respectively.

Expected annual amortization expense related to acquire intangible assets as of December 31, 2011, is as follows:

Years	Rmb
2012	2,636
2013	2,636
2014	2,636
2015	2,418

10,326

Short term loan, other liabilities and accrued expenses	12 Months Ended
Dec. 31, 2011
Short term loan, other liabilities and accrued expenses

11 Short term loan, other liabilities and accrued expenses

(a)	Short term loan

On November 30, 2010, LSRHK, the wholly owned subsidiary of the Company, entered a loan agreement with an individual ex-shareholder of Linsun Group , who was also a shareholder of CTDC, with a principal amount of Rmb6,041. The loan was interest free and it matured on or before the forty-fifth day following the drawdown date. The loan had been fully repaid by the Company in January 2011 upon maturity.

(b)    Other liabilities and accrued expenses

	December 31, 2010	December 31, 2011
	Rmb	Rmb
Deposits received (Note a)	2,550	21,046
Accrued salaries and staff benefits	894	2,377
Accrued liability for purchase of property, plant and equipment	313	275
Interest payable	1,833	1,752
Accrued freight charge	3,012	—
Advance due to an ex-shareholder of Linsun Group	2,000	2,000
Others	554	1,202

	11,156	28,652

Note a: In 2011, Trendar Solar, the group’s wholly owned subsidiary, entered into a 10.8MW Rooftop Project contract with Goldpoly. As specified in the contract, Trendar Solar is responsible for engineering design, construction, installation, procurement, operations and maintenance of the project. As of December 31, 2011, Goldpoly had paid a deposit of Rmb16,345 for the project. Due to the fact that the solar chip modules had not yet been installed as of that date, the amount was deferred and will be transferred to revenues upon completion of each significant phases of the project.

Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements

12 Fair value measurements

The Company adopted ASC 820 (formally referred to as SFAS 157, “Fair value measurements and Disclosures”) on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also discusses valuation techniques, such as market, income and/or cost approaches and specifies a three-level hierarchy of valuation inputs that prioritizes the inputs to valuation techniques used to measure fair value.

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The following represents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 and the respective basis of measurement:

Investment in Equity Securities (classified as Trading and AFS securities)

	Fair Value Measurement at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total at December 31, 2010
	Rmb	Rmb	Rmb	Rmb
Trading securities	20,429	—	—	20,429
Available-for-sale securities	14,120	—	—	14,120

Total	34,549	—		34,549

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total at December 31 2011
	Rmb	Rmb	Rmb	Rmb
Trading securities	5,635	—	—	5,635
Available-for-sale securities	11,162	—	—	11,162

Total	16,797	—	—	16,797

The Company held investments in marketable securities listed on the Stock Exchange of Hong Kong, whose fair values were derived from quoted prices in active markets.

Investment in convertible note

On May 27, 2010, a wholly-owned subsidiary of the Company subscribed and acquired a three-year zero coupon convertible bond (the “Bond”) at a principal amount of HK$16,390 from China Ruifeng Galaxy Renewable Energy Holdings Limited, which is a renewable energy company listed on the Hong Kong Stock Exchange who engages in manufacturing, processing and sales of wind power equipment; constructing power grid and transformer projects in China, supplying components manufacturing clean energy and energy-saving equipment. The Bond was recorded as an investment in convertible note under ASC 825 and the changes in fair value from inception up to August 4, 2010 amounting to RMB1,917 was recorded in the consolidated statements of operations for the year ended December 31, 2010. On August 4, 2010, the Bond was converted into 11,000,000 ordinary shares of the issuer. After the conversion, it was reclassified as trading securities under ASC 320.

The following represents the reconciliation of the beginning and ending balance of investment in convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in 2010:

Investment in Bond	2010
Rmb
Beginning balance at January 1, 2010	—
Investments made	14,280
Total gains (realized/unrealized) included in earnings	1,917
Conversion	(16,197)

Ending balance at December 31, 2010	—

Liabilities relating to warrants and option rights

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	Rmb	Rmb	Rmb	Rmb
Warrant A (Notes 17)	—	—	2,448	2,448

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	Rmb	Rmb	Rmb	Rmb
Warrant A (Notes 17)	—	—	84	84

The fair value of those warrants and option rights was derived based on the Binomial Model and Monte Carlo simulation. The assumptions include selecting several comparables from the market devoted to solar energy as reference to determine the volatility rate of the Company. Stock price, volatility, expected term, risk-free rate, dividend yield and fundamental changes event probabilities are the significant inputs into these valuation models.

The keys assumptions have been used were as follows:

	2010	2011
Risk-free rate(1)	0.901%	0.24%
Volatility rate(2)	76.54%	82.17%
Dividend yield(3)	—	—

1.	The risk-free interest rate represents the yields to maturity of U.S. Government Strips with respective terms to maturity as at the valuation date.
2.	Expected volatility is estimated based on the historical volatility of the Company’s stock price and/or the comparable public-traded companies.
3.	The Company has no plan to pay dividends on its common stock.

The following represents the reconciliation of the beginning and ending balance of liabilities relating to warrants and option rights measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and 2011:

Warrants and option rights
	2010	2011
	Rmb	Rmb
Beginning balance at January 1	3,003	2,448
Total gains (realized/unrealized) included in earnings:	(555)	(2,364)

Ending balance at December 31	2,448	84

As discussed in Notes 2(z) and 21, the Company issued a convertible note to a subscriber and recorded the embedded conversion option as a derivative. The fair value of the derivative was derived based on the Binomial Model. The assumptions include selecting several comparables from the market devoted to solar energy as reference to determine the volatility rate of the Company. Stock price, volatility, expected term and risk-free rate are the significant inputs into these valuation models.

The following represents the reconciliation of the beginning and ending balances of liabilities relating to derivative measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in 2009:

Derivative embedded in convertible note
2009
Rmb
Beginning balance at January 1	—
Issuances	29,960
Total losses (realized) included in earnings	5,040
Settlement	(35,000)

Ending balance at December 31	—

Stock-based compensation	12 Months Ended
Dec. 31, 2011
Stock-based compensation

13 Stock-based compensation

(a)	Stock Option

On October 10, 1996, the Company’s shareholders approved a stock option plan to grant options for a maximum of 200,000 shares (the “1996 Plan”). The 1996 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 1996 Plan is administered by the board of directors (the “Board”) or a committee appointed by the Board, which determines the terms of an option’s grant, including the exercise price, the number of shares underlying the option and the option’s exercisability. The exercise price of all options granted under the 1996 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 1996 Plan is ten years. The related options were granted in 2005.

On September 5, 2000, the Company’s shareholders approved a stock option plan to grant options for a maximum of 400,000 shares (the “2000 Plan”). The 2000 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2000 Plan is administered by the Board or a committee appointed by the Board, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2000 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under 2000 Plan is ten years. The related options were granted in 2005.

On October 20, 2005, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2005 Plan”). The 2005 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2005 Plan is administered by the Company’s compensation committee (the “Compensation Committee”), which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2005 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2005 Plan is ten years.

On December 22, 2006, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2006 Plan”). The 2006 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2006 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, include in the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2006 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2006 Plan is five years.

On October 19, 2007, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2007 Plan”). The 2007 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2007 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2007 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2007 Plan is five years.

On December 12, 2008, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,500,000 shares (the “2008 Plan”). The 2008 Plan provides for a grant of options to employees, officers, directors and consultants of the Group. The 2008 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2008 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2008 Plan is five years.

On September 11, 2009, the Company’s shareholders approved a stock option plan to grant options for a maximum of 1,000,000 shares (the “2009 Plan”). The 2009 Plan provides for a grant of options to employees, officers and director of the Group. The 2009 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2009 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2009 Plan is five years.

On December 15, 2010, the Company’s shareholders approved a stock option plan to grant options for a maximum of 880,000 shares (the “2010 Plan”). The 2010 Plan provides for a grant of options to employees, officers and director of the Group. The 2010 Plan is administered by the Compensation Committee, which determines the terms of an option’s grant, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2010 Plan must be at least equal to the fair market value of such shares on the date of grant. The maximum term of options granted under the 2010 Plan is five years.

The Company grants stock options to its employees and certain non-employees under the Company’s various stock option plans.

A summary of the stock option activity for both employees and non-employees is as follows:

	Year Ended December 31,
	2009		2010		2011
	Number of options	Weighted average exercise price (US$ per option)	Number of options	Weighted average exercise price (US$ per option)	Number of options	Weighted average exercise price (US$ per option)
Outstanding at beginning of year	4,353,334	2.43	5,414,470	1.82	6,221,135	2.38
Granted	1,366,000	2.14	1,235,000	2.50	—	—
Exercised	(136,864)	2.75	(59,999)	1.90	(73,333)	1.93
Forfeited	(168,000)	1.92	(368,336)	2.25	(473,337)	2.50

Outstanding at end of year	5,414,470	1.82	6,221,135	2.38	5,674,465	2.37

The weighted-average grant-date fair values of options granted during 2009 and 2010 were US$1.50 and US$1.29 per option respectively.

The following table summarizes information with respect to stock options outstanding and exercisable at December 31, 2009:

	Options outstanding			Options exercisable
Date of grant	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price (US$ per share)	Number exercisable	Weighted average exercise price (US$ per share)
February 8, 2005	50,000	5.11 years	1.15	50,000	1.15
September 20, 2005	255,000	5.72 years	1.85	255,000	1.85
September 18, 2006	725,000	6.28 years	3.18	725,000	3.18
May 23, 2007	578,334	2.39 years	3.13	578,334	3.13
August 3, 2007	80,000	2.59 years	3.53	80,000	3.53
August 20, 2007	56,000	2.64 years	3.74	56,000	3.74
July 28, 2008	130,000	3.57 years	4.08	43,331	4.08
November 10, 2008	824,136	3.86 years	2.04	244,127	2.04
December 30, 2008	1,410,000	4.00 years	1.79	469,990	1.79
July 7, 2009	30,000	4.52 years	2.35	—	—
October 1, 2009	1,276,000	4.75 years	2.12	53,000	2.12

	5,414,470			2,554,782

The following table summarizes information with respect to stock options outstanding and exercisable at December 31, 2010:

	Options outstanding			Options exercisable
Date of grant	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price (US$ per share)	Number exercisable	Weighted average exercise price (US$ per share)
February 8, 2005	50,000	4.10 years	1.15	50,000	1.15
September 20, 2005	255,000	4.72 years	1.85	255,000	1.85
September 18, 2006	725,000	5.71 years	3.18	725,000	3.18
May 23, 2007	535,000	1.39 years	3.13	535,000	3.13
August 3, 2007	80,000	1.59 years	3.53	80,000	3.53
August 20, 2007	31,000	1.63 years	3.74	31,000	3.74
July 28, 2008	130,000	2.57 years	4.08	86,665	4.08
November 10, 2008	724,135	2.86 years	2.04	477,462	2.04
December 30, 2008	1,280,000	3.00 years	1.79	866,657	1.79
July 7, 2009	30,000	3.52 years	2.35	10,000	2.35
October 1, 2009	1,146,000	4.41 years	2.12	430,661	2.12
December 15, 2010	1,235,000	4.96 years	2.50	—	—

	6,221,135			3,547,445

The following table summarizes information with respect to stock options outstanding and exercisable at December 31, 2011:

	Options outstanding			Options exercisable
Date of grant	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price (US$ per share)	Number exercisable	Weighted average exercise price (US$ per share)
February 8, 2005	50,000	3.10 years	1.15	50,000	1.15
September 20, 2005	245,000	3.72 years	1.85	245,000	1.85
September 18, 2006	715,000	4.71 years	3.18	715,000	3.18
May 23, 2007	525,000	0.39 years	3.13	525,000	3.13
August 3, 2007	80,000	0.59 years	3.53	80,000	3.53
August 20, 2007	1,000	0.63 years	3.74	1,000	3.74
July 28, 2008	130,000	1.57 years	4.08	130,000	4.08
November 10, 2008	690,802	1.86 years	2.04	690,802	2.04
December 30, 2008	1,220,000	2.00 years	1.79	1,220,000	1.79
July 7, 2009	30,000	2.52 years	2.35	20,000	2.35
October 1, 2009	1,072,664	3.52 years	2.12	835,995	2.12
December 15, 2010	914,999	3.96 years	2.50	338,321	2.50

	5,674,465			4,851,118

The aggregate intrinsic value for the stock options outstanding and stock options exercisable was nil as of December, 31, 2011.

As of December 31, 2011, the total compensation cost relating to non-vested awards not yet recognized and the weighted-average period over which it is expected to be recognized is Rmb6,094 and 1.59 years, respectively.

During the years ended December 31, 2009, 2010 and 2011, there were no modifications made to the original grants of the options.

The options granted on February 8, 2005 were made pursuant to the 1996 Plan and were immediately exercisable. The options granted on September 20, 2005 included 60,000 options under the 1996 Plan and 370,000 options under the 2000 Plan, all of which were immediately exercisable. The options granted on September 18, 2006 included 30,000 options pursuant to the 2000 Plan and 1,000,000 options under the 2005 Plan, all were immediately exercisable. The 1,000,000 options granted on May 23, 2007, August 3, 2007 and August 20, 2007, respectively, were made pursuant to the 2006 Plan, and all these options had been fully vested as at December 2009.

The 130,000 and 870,000 options granted on July 28, 2008 and November 10, 2008, respectively, were made pursuant to the 2007 Plan, and all the options had been fully vested. The 1,410,000 options granted on December 30, 2008 were made pursuant to the 2008 Plan and all these options had been fully vested as at December 2011.

The Company granted two groups of options to employees and during the year ended December 31, 2008 under the 2007 Plan pursuant to resolutions passed by the Board on July 28, 2008 and November 10, 2008. 870,000 options were granted to certain directors and employees of the Group.

The Company granted a group of options to employees during the year ended December 31, 2008 under the 2008 Plan pursuant to resolutions passed by the Board on December 30, 2008. 1,170,000 options were granted to certain directors and employees of the Group.

Pursuant to resolutions passed by the Board on July 9, 2009, 90,000 options were granted to certain directors and employees and certain consultants of the Group under the 2008 Plan. One-third (1/3) of the options granted are not exercisable until one year after the date of grant, the second one-third (1/3) of the options granted are not exercisable until two years after the date of grant, and the remaining one-third (1/3) could not be exercisable until three years after the date of grant, respectively.

Pursuant to resolutions passed on October 1, 2009, 1,000,000 options were granted to certain directors and employees of the Group under the 2009 Plan. One-third (1/3) of the options granted are not exercisable until one year after the date of grant, the second one-third (1/3) of the options granted are not exercisable until two years after the date of grant, and the remaining one-third (1/3) could not be exercisable until three years after the date of grant, respectively.

In addition, 276,000 options granted to directors on October 1, 2009 under various stock option plans were either forfeited or expired unexercised and have, therefore, become available for re-grant under the respective option plans.

Pursuant to resolutions passed by the Board on December 15, 2010, 880,000 options were granted to certain directors and employees of the Group under the 2010 Plan. One-third (1/3) of the options granted are not exercisable until one year after the date of grant, the second one-third (1/3) of the options granted are not exercisable until two years after the date of grant, and the remaining one-third (1/3) could not be exercisable until three years after the date of grant, respectively.

Furthermore, a number of options under various stock option plans were granted to directors and employees on December 15, 2010, namely 235,000 options under the 2009 Plan. The vesting schedule of the 235,000 options granted under the 2009 Plan is: (1) One-third (1/3) on the first anniversary of the date of grant; and (2) the remaining two-thirds ( 2/3) on the second anniversary of the date of grant.

The Company recorded compensation expenses of Rmb7,804, Rmb7,507 and Rmb8,530 for the years ended December 31, 2009, 2010 and 2011, respectively, recognized over the period during which employees are required to provide service, known as the requisite service period (usually the vesting period), in exchange for the award. Cost of employee services received in exchange for an award of equity instruments were measured based on the grant-date fair value of the award, estimated using the Binomial Model.

Stock-based compensation to non-employees

The Company granted 140,000 options, 80,000 options and 30,000 options under the 2006 Plan to certain consultants on May 23, 2007, August 3, 2007 and August 20, 2007, respectively, for their advisory services provided to the Group. Pursuant to the option agreement of the 2006 Plan, the vesting schedule is as follows: i) the first 1/3 of options vest on the 1st anniversary of the grant date, and ii) the remaining 2/3 vest on the 2nd anniversary of the grant date, with the condition of continuous service rendered to the Group from the grant date through the applicable vesting dates. There were 130,000 options under the 2006 Plan which were exercisable as of December 31, 2011.

The Company granted 130,000 options under the 2007 Plan to certain consultants on July 28, 2008, Pursuant to the option agreement of the 2007 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted vest on the 1st anniversary of the grant date, ii) the second 1/3 of options granted vest on the 2nd anniversary of the grant date, and iii) the remaining 1/3 of options granted vest on the 3rd anniversary of the grant date, with the condition of continuous service rendered to the Group from the grant date through the applicable vesting dates. All 130,000 options granted under the 2007 Plan which were exercisable as of December 31, 2011.

The Company granted 240,000 options under the 2008 Plan to certain consultants on December 30, 2008 for their advisory services provided to the Group. Pursuant to the option agreement of the 2008 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted vest on the first 1st anniversary of the grant date, ii) the second 1/3 of options granted vest on the second 2nd anniversary of the grant date, iii) the remaining 1/3 of options granted vest on the third 3rd anniversary of the grant date in the continuous service with the Group from the grant date through the applicable vesting dates. All 240,000 options granted under the 2008 Plan were exercisable as of December 31, 2011.

The Company granted 30,000 options under the 2008 Plan to certain consultants on July 7, 2009 for their advisory services provided to the Group. Pursuant to the option agreement of the 2008 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted will vest on the first 1st anniversary of the grant date, ii) the second 1/3 of options granted will vest on the second 2nd anniversary of the grant date, iii) the remaining 1/3 of options granted will vest on the third 3rd anniversary of the grant date with the condition of continuous service rendered to the Group from the grant date through the applicable vesting dates. There were 20,000 options under the 2008 Plan which were exercisable as of December 31, 2011.

The Company granted 120,000 options under the 2010 Plan to certain consultants on December 15, 2010 for their advisory services provided to the Group. Pursuant to the 2010 Plan, the vesting schedule is as follows: i) the first 1/3 of options granted will vest on the first 1st anniversary of the grant date, ii) the second 1/3 of options granted will vest on the second 2nd anniversary of the grant date, iii) the remaining 1/3 of options granted will vest on the third 3rd anniversary of the grant date with the condition of continuous service to be rendered to the Group from the grant date through the applicable vesting dates. There were 26,666 options under the 2010 Plan which were exercisable as of December 31, 2011.

The Company recorded compensation expenses of Rmb902, Rmb508 and income of Rmb1,360 for the years ended December 31, 2009, 2010 and 2011, respectively, recognized over the period during which a consultant is required to provide service, known as the requisite service period (usually the vesting period), in exchange for the award. Cost of services received in exchange for an award of equity instruments were measured based on the grant-date fair value of the award, estimated using the Binomial Model.

The following assumptions have been used in the Binominal option pricing model adopted by the directors of the Company in assessing the respective fair values of options granted to directors, employees and non-employees for the years ended December 31, 2009, 2010 and 2011. The assumptions include selecting several comparables from the market devoted to solar energy as references in order to determine the volatility rate of the Company.

	2009
	Granted on
	July 07 ,2009	Oct 01 ,2009
Average risk-free rate of return(1)	2.79%	2.28%
Volatility rate(2)	79.65%	79.68%
Dividend yield(3)	—	—

2010
Granted on
December15, 2010
Average risk-free rate of return(1)	2.20%
Volatility rate(2)	76.79%
Dividend yield(3)	—

1.	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
2.	Expected volatility is estimated based on the historical volatility of the Company’s stock price and/or the comparable public-traded companies.
3.	The Company has no plan to pay dividends on its common stock.

(b)	Stock Purchase Warrants

On July 2, 2007, the Company issued two warrants, each of which entitled the holder to purchase 100,000 shares of common stock, to two consultants for their advisory services provided to the Group, at an exercise price of US$4.00 and US$5.00 per share, respectively. With reference to the term of the warrant certificate, the exercise period was 4 years commencing on the issue of the warrants. The warrants include cashless exercise provision whereby the holders may elect to receive net shares upon exercise instead of paying cash to the Company. The warrants were fully vested upon issuance and Rmb3,023 was recorded as compensation expense in the consolidated statement of operations in 2007. One warrant holder exercised 100,000 warrants in full at exercise price of US$4.00 on November 6, 2009 in lieu of making cash settlement, resulting in the issuance of 14,776 shares of common stock.

On August 31, 2007, the Company issued a warrant to purchase 200,000 shares of common stock to a consultant for its advisory services provided to the Group, at an exercise price US$5.00 per share. The warrant was fully vested upon issuance with an expiry date of August 30, 2008. On August 29, 2008, the Company amended to this warrant agreement, pursuant to which the expiration date of the warrant was extended from August 30, 2008 to September 1, 2010. The initial compensation cost recognized in the 2007 consolidated statements of operations was Rmb1,561, and the total incremental compensation cost resulting from the modification was Rmb2,364 and was fully recognized in the consolidated statement of operations in 2008. This warrant was not exercised and expired on August 30, 2010.

On January 12, 2010, the Company issued a warrant to purchase 200,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$6.00 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of January 11, 2015. The related expenses recognized in the 2010 consolidated statements of operations were Rmb946. This warrant had not been exercised as at December 31, 2010 and 2011

On April 14, 2010, the Company issued a warrant to purchase 300,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$3.50 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of April 13, 2012. The related compensation expenses recognized in the 2010 consolidated statements of operations were Rmb1,544. This warrant had not been exercised as at December 31, 2010 and 2011

The fair values of above-mentioned warrants were determined on the dates of issue using the Binomial Model using the following assumptions:

	2010	2010
	January 12, 2010	April 14, 2010
Average risk-free rate of return(1)	2.512%	0.992%
Volatility rate(2)	78.50%	83.06%
Dividend yield(3)	—	—

On July 4, 2011, the Company issued a warrant to purchase 400,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$3.50 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of July 4, 2013. The related compensation expenses recognized in the 2011 consolidated statements of operations were Rmb801. This warrant had not been exercised as at December 31, 2011.

On July 4, 2011, the Company issued a warrant to purchase 600,000 shares of common stock to a consultant for its advisory services provided to the Group at an exercise price US$3.01 per share. The warrant was fully vested and immediately exercisable upon issuance with an expiry date of July 4, 2013. The related compensation expenses recognized in the 2011 consolidated statements of operations were Rmb1,455. This warrant had not been exercised as at December 31, 2011.

The fair values of above-mentioned warrants were determined on the dates of issue using the Binomial Model using the following assumptions:

January 12, 2
2011
July 4, 2011
Average risk-free rate of return(1)	0.51%
Volatility rate(2)	65.99%
Dividend yield(3)	—

1.	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
2.	Expected volatility is estimated based on the historical volatility of the Company’s stock price and/or the comparable public-traded companies.
3.	The Company has no plan to pay dividends on its common stock.

Net loss earnings per share	12 Months Ended
Dec. 31, 2011
Net loss earnings per share

14 Net loss earnings per share

Net loss earnings per share is calculated based on the weighted average number of shares of common stock issued and, as appropriate, diluted shares of common stock equivalents outstanding during each of the relevant years and the related loss amounts. The number of incremental shares from assumed exercise of stock options, stock purchase warrants, warrants, and option rights have been determined using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase common stock using the average fair value of the common stock during those relevant years.

A convertible note was issued on May 12, 2009 (Note 21), and the holder exercised the option to convert the entire principal amount of US$10,000 into 3,322,260 shares of the Company’s common stock in November 2009, all of which have been taken into account in the computation of the (loss) earnings per share.

Basic and diluted net loss earnings per share have been calculated in accordance with ASC 260 (formerly referred to SFAS No. 128 “Earnings per Share”), for the years ended December 31, 2009, 2010 and 2011 as follows:

	Year ended December 31,
	2009	2010	2011
	Rmb	Rmb	Rmb
	(Amounts expressed in thousands, except per share data)
Net loss for the year attributable to the shareholders of the Company	(38,469)	(35,121)	(64,630)

Net loss from continuing operations attributable to holders of Common Stock, basic and diluted	(42,696)	(35,121)	(64,630)

Net income from discontinued operations attributable to holders of Common Stock, basic and diluted	4,227	—	—

Weighted-average shares used in computing basic and diluted net loss per share	15,927	20,746	22,494

Net loss per share (in Rmb)—Basic and diluted	(2.42)	(1.69)	(2.87)

Net loss per share from continuing operations (in Rmb)—Basic and diluted	(2.68)	(1.69)	(2.87)

Net earnings per share from discontinued operations (in Rmb)—Basic and diluted	0.26	N/A	N/A

For the three years ended December 31, 2009, 2010 and 2011, the number of shares used in the calculation of diluted net loss income per share is equal to the number of shares used to calculate basic loss earnings per share as the incremental effect of share options, stock purchase warrants, warrants, options and convertible note would be antidilutive. The weighted average number ordinary share equivalent of stock options, stock purchase warrants, convertible note, warrants and option rights which have not been included in the calculation of diluted net loss for continuing and discontinued operation per share for the years ended December 31, 2009, 2010 and 2011 were approximately 7,549,000, 5,784,000 and 7,008,000 respectively.

Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions

15 Related party transactions

The transactions with related parties were as follows:

	Year ended December 31,
	2009	2010	2011
	Rmb	Rmb	Rmb
Transactions with related parties

Loan from Chief Executive Officer, Alan Li (Note a)	792	—	—
Repayment of overdraft of a security account CMNE (Note b)	440	—	—
Issuance of an convertible note in principal amount of US$10,000 by CGHL to CMTF (Note c)	68,672	—	—
Deposit payment to CMNE for acquisition of a-Si thin film solar panel production line (Note d)	6,867	—	—
Repayment of a deposit from CMNE for acquisition of the production line (Note d)	—	6,626	—
Advance from ex-shareholder and officer of Linsun Group, Liao Lin-Hsiang (Note e)	—	8,097	—
Service fee paid and payable pursuant to a service agreement signed with CMNE (Note f)	—	2,548	—
Advance from Best Scene Management Ltd for financing the working capital (Note g)	—	—	4,059

Note

(a)	On February 25, 2009, BHL Solar Technology Company Limited (“BHLHK”), a wholly owned subsidiary of the Company, entered into a loan agreement with Mr. Alan Li, to borrow HK$900 from him for a period of 10 months without interest. Mr. Alan Li is one of the directors of BHLHK and is the Chairman of the Board of Directors, Executive Director and Chief Executive Officer of the Company. The loan was for working capital financing purposes and the amount was fully repaid in May 2009.
(b)	The amount represents repayment of overdraft of a securities account on behalf of BHLHK by CMNE on February 5, 2009.
(c)	In April 2009, the Company and two of the Company’s subsidiaries, China Green Industry Group Ltd. and China Green Holdings Ltd. (“CGHL”), wholly-owned subsidiaries of the Company, entered into a subscription agreement with CMTF Private Equity One, (“CMTF”). , a shareholder of the Company which is also a subsidiary of CMG. Pursuant to the subscription agreement, CGHL issued to CMTF a convertible note at a principal amount of US$10,000 with a three-year maturity period and at an interest rate equal to the Hong Kong Prime Rate. In November 2009, CMTF exchanged the convertible note for 3,322,260 common stock of the Company.
(d)	On December 15, 2009, the Company entered into an agency contract regarding a proposed purchase of an a-Si thin film solar panel production line with CMNE (the “Agency Contract”). The Company paid US$1,000 to CMNE for financing the payment of a deposit for the purchases in 2009. On June 22, 2010, the Company decided not to undertake the purchase and terminated the Agency Contract with CMNE. The deposit was refunded in full to the Company before end of 2010.
(e)	On 23 November 2010, the Group acquired 100% shareholding of Linsun Group (Notes 1and3). Prior to the acquisition, Liao Lin-Hsiang held 66.67% interests in LSRHK. Liao Lin-Hsiang had advanced Rmb8.10 million to LSPPRC before the acquisition for working capital financing purposes. Liao Lin-Hsiang is the Chief Operating Officer of the Company. Rmb7.80 million had been repaid by the Group as at December 31, 2010 and the remaining balance of Rmb259 was retained as due to Liao Lin-Hsiang of the Group as at December 31, 2011.

(f)	In view of CMNE’s experience in sourcing and executing acquisition deals in China, the Group made a temporary advance of HK$6,000 to CMNE in order to facilitate it to make acquisitions of technology related businesses in China. The advance is interest free and repayable on demand. In 2010, CMNE assisted the Company to successfully acquire Linsun Group. In May 2011, the Company entered into an agreement with CMNE to pay a service fee amounting HK$3,000 (equivalent to approximately Rmb2,548) to CMNE for that transaction. Such services fee was deducted from the temporary advance previously made to CMNE, as mutually agreed between the parties.
(g)	The amount represents two loans. On June 1, 2011, Southwick International Ltd, a wholly owned subsidiary of the Company, entered into a loan agreement with Best Scene Management Ltd, to borrow HK$2,000 for a period of 6 months without interest. On November 30, 2011, the loan was extended for further 6 months without interest. The loan was for working capital financing purpose. On November 2, 2011, LSRHK entered into a loan agreement with Best Scene Management Ltd, to borrow HK$3,000 for a period of 12 months without interest. The loan was for working capital financing purpose and HK$500 was repaid on December 1, 2011.

Except for Note a, all the balances with related parties were unsecured and interest-free, and have no fixed terms of repayment.

As of December 31, 2010 and 2011, the balances with related parties were as follows:

	December 31,
	2010	2011
	Rmb	Rmb
Balances with related parties:
Due from related parties
Funds held by CMNE for acquisition of technology and business in China (Notes f)	2,455	2,346

	2,455	2,346

Due to related parties:
Due to CMNE (Note h)	853	845
Due to Best Scene Management Ltd (Note g)	—	3,653
Due to CMZDZ (Note i)	8,085	8,085
Due to Liao Lin-Hsiang (Note e)	300	259

	9,238	12,842

(h)	The amount represents administrative expenses paid on behalf of Faster Assets and Shenzhen Helios Energy by CMNE in China.
(i)	Prior to the acquisition of Faster Group in 2007, Faster Group had no business activities and its major asset was a right to purchase a real estate located at the Tangyang Industrial Zone of the China Merchants Zhangzhou Development Zone from China Merchants Zhangzhou Development Zone Ltd. (“CMZDZ”), for a consideration of Rmb13,085. China Merchant Group (“CMG”) is the ultimate holding company of CMNE, and CMZDZ is a subsidiary of CMG. Out of the total payment to be made, Rmb5,783 was to be was borne by the Faster Group and Rmb7,302 was to be settled by CMNE on behalf of Faster Group. In 2008, the Group received Rmb7,302 from CMNE but it only paid Rmb5,000 to CMZDZ for the purchase of the property. The remaining balance due to CMZDZ was Rmb8,085 as of December 31, 2010 and 2011.

Retirement benefits	12 Months Ended
Dec. 31, 2011
Retirement benefits

16 Retirement benefits

As stipulated by the relevant regulations in the PRC, the PRC subsidiaries of the Group are required to make contributions to a central retirement fund organized by the PRC government at a rate of 20% of the base salaries of their employees. Employees of the Group in Hong Kong have joined the Mandatory Provident Fund (“MPF”) Scheme which is also a defined contribution plan operated by the Hong Kong government. The monthly contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong, which is 5% of the relevant income of the employee with a specific ceiling. Contributions made in connection with the mandatory fund and retirement fund, which had been expensed as incurred, were Rmb212, Rmb285 and Rmb784 for the years 2009, 2010 and 2011, respectively. The PRC and HK subsidiaries have no further obligation for the payment of additional pension benefits beyond the annual contributions as described above.

Common stock	12 Months Ended
Dec. 31, 2011
Common stock

17 Common stock

136,864 and 59,999 and 73,333 shares of common stock were issued upon exercise of stock options during the years ended December 31, 2009, 2010 and 2011.

On September 23, 2008, the Company entered into a Securities and Purchase Agreement (the “SPA”) with certain investors for a private placement transaction. Pursuant to the transaction, the Company issued (i) 498,338 shares of common stock, (ii) 249,170 warrants to purchase common stock at an exercise price of US$6.00 per share (“Warrant A”) and (iii) 1,277,136 warrants to purchase common stock at an exercise price of US$0.01 per share (“Warrant B”) for a total net cash proceeds of US$1,364 (Rmb9,365).

Warrant A and Warrant B are freestanding instruments which can be exercised separately on a standalone basis. Warrant A is exercisable within five years after its initial issuance. Warrant B is exercisable upon the occurrence of certain price reset protections or dilutive events. Warrant B also includes a potential cash settlement feature that is outside the Company’s control. Both Warrant A and Warrant B are exercisable through either physical or net settlement. In case of net settlement, the holder may elect to receive net number of shares upon cashless exercise in lieu of making cash payment to the Company. The net number of shares would be based on the fair market value of shares over certain days preceding the exercise date.

In connection with the issuance of the above instruments, the purchasers were also offered option rights to acquire up to additional 498,338 shares of common stock, additional Warrant A to purchase an aggregate amount of up to 249,170 and Warrant B to purchase an aggregate amount of up to 1,277,136 as additional closing upon a period up to June 23, 2009, defined as the “Additional Closing” date.

According to ASC 815 (formerly contained in FAS133, EITF0019, EITF07-05), the Company determined that Warrant B was a liability instrument and further recorded its fair value at issuance equal to US$154 (Rmb1,053) as warrant liability in the consolidated balance sheet. Warrant B was further re-measured at December 31, 2008 with the change in fair value of US$185 (Rmb1,236) recorded in the consolidated statements of operations during the year ended December 31, 2008. The remaining proceeds of the private placement were then recorded in the consolidated balance sheet between common stock and additional paid in capital based on the relative fair value of the common stock and the other related financial instruments associated with the issuance.

With the adoption of ASC 815-40-15 on January 1, 2009, Warrant A and option rights were recognized as liabilities as Warrant A contain a reset feature, whereby the exercise price of the instruments would be reset to the market price if the market price is lower than the exercise price at a specified date, and option rights contain similar features whereby the number of shares to be finally issued under option rights are not fixed. The cumulative effect on the re-designation of these financial instruments arising from the adoption of US$141 (Rmb961) had been recognized as an adjustment made to the retained earnings brought forward as at January 1, 2009.

In June 2009, only a minority of the investors exercised the option rights to acquire (i) 60,000 additional shares of common stock of the Company, par value $0.01 per share, (ii) Warrant A to purchase common stock at an exercise price of US$6.00 per share, and (iii) Warrant B to purchase common stock at an exercise price of US$0.01 per share for a total net cash proceeds of US$180 (Rmb1,239). The remaining portion of the option rights which were not exercised lapsed upon the expiry of Additional Closing, primarily due to different risk considerations and perceptions of the various investors with respect to the fair value of the option rights. Fair value gain of US$663 (Rmb4,551) of option rights expired was reversed to the consolidated statements of operations during the year ended December 31, 2009.

The holders of Warrant B had delivered a Notice of Cashless Exercise dated October 22, 2009 pursuant to which they exercised the Warrant B in full eligible number on a cashless basis, resulting in the issuance to it of 222,821 shares of the Company’s Common Stock on October 28, 2009. Fair value loss of US$81 (Rmb556) for Warrant B was recorded in the consolidated statements of operations during the year ended December 31, 2009.

Warrant A was remeasured with the fair value gain of US$20 (Rmb132) recorded in the consolidated statements of operations during the year ended December 31, 2010Warrant A was remeasured with the fair value loss of US$26 (Rmb197) recorded in the consolidated statements of operations during the year ended December 31, 2009.

The liabilities relating to Warrant A was Rmb2,448 and Rmb84 as of December 31, 2010 and 2011 respectively.

On May 6, 2010, the Company issued 2,000,000 shares of the Company’s Common Stock in another private placement to a third party investor and received the gross proceeds in amount of Rmb39,664, before deducting stock issuance expenses of Rmb1,991.

After the exercise of share options in 2011, the common stock of the company was Rmb1,675 (2010: Rmb1,670).

Series A non-convertible and non-redeemable Preferred Stock	12 Months Ended
Dec. 31, 2011
Series A non-convertible and non-redeemable Preferred Stock

18 Series A non-convertible and non-redeemable Preferred Stock

1,000,000 shares of Preferred Stock issued in 2007 were recorded at par value of Rmb77 which was determined based on the difference between Rmb20,700 and fair value of Common Stock.

The rights, preferences and privileges with respect to the Preferred Stock are as follows:

•	Voting right

The 1,000,000 shares of Preferred Stock have an aggregate voting power of 25% of the combined voting power of the Company’s shares, Common Stock and Preferred Stock.

•	Dividends

The holder is entitled to receive dividends only as, when and if such dividends are declared by the Board with respect to shares of Preferred Stock.

•	Liquidation preference

In the event of any distribution of assets upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after payment or provision for payments of the debts and other liabilities of the Company, the holder is entitled to receive out of assets of the Company, whether such assets are capital, surplus or earnings, an amount equal to the consideration paid by him for each such share plus any accrued and unpaid dividends with respect to such shares of Preferred Stock through the date of such liquidation, dissolution or winding up.

•	Redemption

The issuer has no right to redeem the Preferred Stock.

•	Non-convertible

The Preferred Stock is not convertible into common stock.

Available-for-sale securities	12 Months Ended
Dec. 31, 2011
Available-for-sale securities

19 Available-for-sale securities

The AFS securities as of December 31, 2010 and 2011 were marketable equity securities traded on the Hong Kong Stock Exchange.

The following is a summary of the available-for-sale securities:

	December 31,
	2010	2011
	Rmb	Rmb
Cost of available-for-sale securities	18,139	30,908
Impairment	(3,549)	(15,411)
Unrecognized gain (loss)	(470)	(4,335)

Fair value of available-for-sale securities	14,120	11,162

The Company had recognized “other than temporary” impairment in respect of one of its AFS securities (shares of China Technology Solar Power Holdings Limited, which the Company acquired for investment, and also obtained in lieu of cash settlement of an investment deposit, as described in Note 20 below) as of December 31, 2011 since the related securities had suffered substantial decline in value for more than 12 months since the initial purchase/acquisition dates, and there had been currently no indicators for recovery of the loss in near future. Total impairment loss recognized in 2011 was Rmb 12,859,

As of April 24, 2012, there had been a continual decline in value of the AFS securities and further impairment of Rmb 3,629 would be reflected in the 2012 financial statements of the Group.

Deposit for investment	12 Months Ended
Dec. 31, 2011
Deposit for investment

20 Deposit for investment

On October 27, 2009, the Company entered into a Stock Purchase Agreement with China Technology Solar Power Holdings Limited (“CTSPHL”), and its direct and indirect shareholders to acquire a 51% equity interest in CTSPHL in consideration of (i) a cash advance amounting to US$3,000 (the “Advance”); (ii) a number of shares of the Company’s common stock to be issued at the closing of acquisition; and (iii) a convertible note with a principal amount equal to US$4.18 million to be issued at the second closing date of acquisition.

CTSPHL, through its wholly-owned subsidiary, intends to develop a 100 megawatt grid-connected solar power plant project located in Delingha City of Qaidam Basin in Qinghai Province, Northwestern China. Upon execution of the stock purchase agreement in October 2009, the Company paid the Advance in cash to Good Million Investment Ltd., (“Good Million”), the direct shareholder of CTSPHL, as a prepayment for the transaction, designated to be solely used for developing and constructing the solar power plant.

Due to the fact that the Chinese government had not determined the specific subsidy and incentive arrangements for on-grid solar energy applications in the Qinghai Province, on October 11, 2010, the Company entered into an agreement with CTSPHL to terminate the stock purchase agreement. Pursuant to a provision of the original Stock Purchase Agreement and subsequent amendments, the Advance had to be repaid to the Group. The Group reached agreement with CTSPHL and a new investor of the project, Good Million. Good Million and its shareholders undertake to repay the full amount of the Advance to the Group by two installments in cash, with US$1,000 to be paid before June 7, 2011, and remaining US$2,000 to be paid before August 31, 2011. In addition, Good Million also pledged 40,000,000 ordinary shares of CTSPHL, as collateral to secure the repayment of US$2,000 of the Advance.

During 2011, the Company received the first installment settlement of US$1,000 in cash and 29,433,962 shares of CTSPHL, valued at HK$15,600, as full settlement of the remaining US$2,000. The settlement resulted in no material gain or loss. The investment securities so obtained by the Group had been reported as AFS securities of the Group (Note 19).

Convertible note	12 Months Ended
Dec. 31, 2011
Convertible note

21 Convertible note

On April 28, 2009, a Subscription Agreement was entered into by and among the Company; China Green Industry Group Ltd. and China Green Holdings Ltd. (CGHL), wholly-owned subsidiaries of the Company; and CMTF. Pursuant to the Subscription Agreement, CGHL issued to the CMTF a convertible note with principal amount of US$10,000 with a three-year maturity, with at an interest rate equal to Hong Kong Prime Rate. The convertible note was, at the CMTF’s option, either (a) convertible into the outstanding ordinary shares of the CGHL, or (b) exchangeable for shares of the Company’s common stock. The transaction was closed on May 12, 2009.

In November 2009, CMTF exchanged the entire principal amount of the convertible note for 3,322,260 shares of the Company’s common stock. The Company followed the guidance under ASC 815 to bifurcate the conversion option from the host contract at the inception date and such option was remeasured at fair value with such fair value being reflected in current earnings through the conversion date. The debt host, including the related discount resulting from the bifurcation of the conversion option had been accreted to the redemption value of convertible note over the life of the convertible note. The loss on extinguishment, which represents the difference between the sum of the recorded amounts for the debt host and the conversion option and the fair value of the shares issued at the conversion date, was recorded in the consolidated statements of operation. For the year ended December 31, 2009, the accretion interest of Rmb5,760, fair value change of derivative of Rmb5,040 and the loss on extinguishment of Rmb3,434 was also recorded in the consolidated statements of operation.

Contingencies and commitments	12 Months Ended
Dec. 31, 2011
Contingencies and commitments

22 Contingencies and commitments

(a)	Operating lease commitments

As of December 31, 2011, the Group had future aggregate minimum lease payments under non-cancelable operating leases as follows:

As of December 31,	Rmb
2012	2,102
2013	1,766
2014	1,458
2015	530
2016	—

Total	5,856

Rental expenses for the years ended December 31, 2009, 2010 and 2011 amounted to Rmb868, Rmb1,520 and Rmb1,998 respectively.

(b)	Capital commitments for construction in progress

SnO2 Solar Base Plate Production Lines

On September 7, 2007, China Merchants Zhangzhou Development Zone Trenda Solar Ltd. (“Zhangzhou Trenda”), a wholly-owned subsidiary of the Group, entered into a cooperation contract with an independent vendor (the “Vendor A”), in order to purchase four SnO2 solar base plates production lines at an initial aggregate consideration of US$8,000 (US$2,000 per each line, equivalent to Rmb58,357 in aggregate), which was later reduced to US$4,000, as agreed by the contracted parties.

As a result of quality issues identified in the first production line installed, Zhangzhou Trenda determined not to continue with the remaining contract terms and reserved the right to claim penalties from the Vendor. Up to December 31, 2011, US$1,000 had been paid by the Group but the directors consider that there would be no further obligation nor liabilities arising from this contractual arrangement.

Restricted net assets	12 Months Ended
Dec. 31, 2011
Restricted net assets

23 Restricted net assets

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid up capital and reserves of the Company’s PRC subsidiaries with positive net asset, totaling approximately Rmb38,638 as of December 31, 2011.

Segment information	12 Months Ended
Dec. 31, 2011
Segment information

24 Segment information

The Group and the Company operated only one segment, the Solar Energy Operations segment for the years ended December 31, 2010 and 2011.

The chief operating decision maker evaluates the segment performance based upon operating income or loss and allocates resources between segments. Such measure is then adjusted to exclude items that are of a non-recurring or unusual nature. Management believes such discussions are the most informative representation of how management evaluates performance.

Below represents summarized financial information for the Solar Energy Operations which represent the Group’s continuing operations for 2009, 2010 and 2011:

	Revenues	Operating loss	Assets	Net identifiable assets/	Depreciation and amortization	Capital expenditures
	Rmb	Rmb	Rmb	Rmb	Rmb	Rmb
2009
Solar Energy Operations	—	(12,329)	32,576	20,633	2,174	1,298
Corporate*	—	(20,002)	86,859	77,068	341	81

Total	—	(32,331)	119,435	97,701	2,515	1,379

2010
Solar Energy Operations	53,700	222	160,244	84,566	2,327	4,675
Corporate*	—	(28,749)	5,611	30,707	26	134

Total	53,700	(28,527)	165,855	115,273	2,353	4,809

2011
Solar Energy Operations	65,049	(19,167)	248,171	47,159	5,829	146
Corporate*	—	(27,100)	21,629	11,661	137	—

Total	65,049	(46,267)	269,800	58,820	5,966	146

*	The detail of corporate/unallocated items including mainly staff costs, legal and professional fees are as follows:

	2009	2010	2011
	Rmb	Rmb	Rmb
Unallocated general and administrative expenses	(20,002)	(28,749)	(27,100)

Operating loss	(20,002)	(28,749)	(27,100)

Cash and cash equivalents	22,009	2,636	1,492
Other investments	336	—	—
Trading securities	3,825	20,429	5,635
Available-for-sale securities	27,432	14,120	11,162
Due from related parties	12,053	4,285	560
Prepayment for acquisition of property, plant and equipment	—	—	—
Other non-current assets	20,602	200	57
Other assets	603	3,097	936
Due to related parties	(177)	—	—
Deferred tax liabilities	—	(3,241)	(2,582)
Overdraft from security account	—	—	—
Liabilities relating to warrants	(3,003)	(2,449)	(84)
Other liabilities	(6,612)	(8,370)	(5,515)

Net identifiable assets	77,068	30,707	11,661

The Group was engaged in the sale and marketing of solar modules to a wide range of industries and end users within the PRC. All of the Group’s revenue is derived from sales to customers located in the PRC, Hong Kong and Europe.

The Group operates mainly in the PRC as such, all long-lived assets are located in the PRC and all revenues are generated with the PRC, Hong Kong and Europe.

Segment assets consist primarily of cash and cash equivalents, inventories, trade accounts receivable, other assets and fixed assets. Segment liabilities comprise of operating liabilities.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events

25 Subsequent events

Saved as disclosed in other notes to the consolidated financial statements, the Group had the following significant subsequent events:

Cooperation Framework Agreement

In January 2012, the Company transferred the entire equity interest of Faster Group, a wholly owned subsidiary, internally to Sinofield Group Limited (“Sinofield”, a wholly owned subsidiary of the Group) and further transferred the entire equity interest of Broad Shine, a wholly owned subsidiary, to Trendar Solar. Subsequent to these transfers, in February 2012, Beijing Yin Bao Hong Di Equity Investment Management Centre, a third party, acquired 8.4% equity interests of Trendar Solar in consideration for HKD5.5 million in cash.

In March 2012, Sinofield entered into a subscription agreement (“the Subscription Agreement”) with GCL-Poly Investment Limited (“GCL-Poly Investment”, a third party) and CMNE, shareholder, pursuant to which GCL-Poly Investment agreed to subscribe and purchase 80 newly issued ordinary shares of Sinofield in consideration for HKD48 million in cash and CMNE agreed to subscribe and purchase 220 newly issued ordinary shares of Sinofield in consideration for contributing exclusive rights to develop at least 180MW roof-top solar plants in China. In April 2012, the transactions contemplated under the subscription agreement were consummated and GCL-Poly Investment and CMNE have become a 20% and a 55% shareholder of Sinofield respectively. As a result, the shareholding of the Company in Sinofield will become 25%. The transaction will be closed on 30 April 2012.

Additional information condensed financial statements of the Company	12 Months Ended
Dec. 31, 2011
Additional information condensed financial statements of the Company

26 Additional information condensed financial statements of the Company

As of December 31, 2011 and 2010, approximately Rmb38,638 and Rmb31,625 of the restricted capital and reserves of the Group were not available for distribution, respectively, and as such, the condensed financial information of China Technology Development Group Corporation (the “Company”) has been presented for the years ended December 31, 2009, 2010 and 2011.

The separate condensed financial information of China Technology Development Group Corporation, as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries”.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF OPERATIONS

(Amounts expressed in thousands)

For the years ended December 31, 2009, 2010 and 2011

	2009	2010	2011	2011
	Rmb	Rmb	Rmb	US$ (Note 2 (h))
General and administrative expenses	(16,253)	(22,876)	(13,896)	(2,204)

Operating loss	(16,253)	(22,876)	(13,896)	(2,204)

Other income (expense):
Share of results of subsidiaries	(16,175)	(2,763)	(53,821)	(8,535)
Finance costs	(5,760)	—	—	—
Impairment on prepayment for business acquisition	—	(10,301)	—	—
Change in fair value of derivative embedded in convertible note	3,798	—	—	—
Change in fair value of warrants and option rights	(5,040)	555	2,364	375
Loss on debt extinguishment	(3,434)	—	—	—
Exchange loss	(165)	167	679	108
Gain on disposal of subsidiaries	4,560	—	—	—
Others, net	—	97	44	7

Net loss for the year	(38,469)	(35,121)	(64,630)	(10,249)

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

BALANCE SHEETS

(Amounts expressed in thousands except share data)

As of December 31, 2010 and 2011

	2010	2011	2011
	Rmb	Rmb	US$ (Note 2(h))
ASSETS
CURRENT ASSETS
Cash and cash equivalents	299	20	3
Due from subsidiaries	216,825	220,126	34,910
Prepaid expenses and other current assets	20,293	444	70

TOTAL CURRENT ASSETS	237,417	220,590	34,983
Property, plant and equipment, net	161	46	7
Investment in subsidiaries	(109,283)	(155,456)	(24,653)

TOTAL ASSETS	128,295	65,180	10,337

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued professional fees	4,060	3,012	478
Due to a related party	2,548	—	—
Due to subsidiaries	1,910	1,417	225
Liabilities relating to warrants	2,449	84	13
Other current liabilities and accrued expenses	2,118	1,911	303

TOTAL CURRENT LIABILITIES	13,085	6,424	1,019

TOTAL LIABILITIES	13,085	6,424	1,019
Contingencies and commitments
SHAREHOLDERS’ EQUITY
Common stock, (US$0.01 par value; 4,000,000,000 authorized in 2008 and 2009; shares issued and outstanding: 15,534,669 and 19,300,390 as of December 31, 2008 and 2009, respectively)	1,670	1,675	266
Preferred stock, (US$0.01 par value; 1,000,000,000 shares authorized; shares issued and outstanding: 1,000,000 as of December 31, 2008 and 2009)	77	77	12
Additional paid-in capital	545,847	556,163	88,201
Accumulated deficit	(419,420)	(484,050)	(76,765)
Accumulated other comprehensive loss	(12,964)	(15,109)	(2,396)

TOTAL SHAREHOLDERS’ EQUITY	115,210	58,756	9,318

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	128,295	65,180	10,337

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in thousands except share data)

For the years ended December 31, 2009, 2010 and 2011

	Common stock		Preferred stock		Additional paid in	Accumulated	Accumulated Other comprehensive	Total shareholders’
	Shares	Amount	Shares	Amount	capital	deficit	(loss)	equity
		Rmb		Rmb	Rmb	Rmb	Rmb	Rmb
Balance at January 1, 2009	15,543,669	1,205	1,000,000	77	386,054	(345,830)	(6,867)	34,639
Issue of shares upon exercise of option rights	60,000	4	—	—	1,121	—	—	1,125
Shares issued upon exercise of stock options	136,864	10	—	—	2,580	—	—	2,590
Issue of shares upon conversion of convertible note	3,322,260	228	—	—	80,764	—	—	80,992
Issue of shares upon exercise of stock purchase warrant	14,776	1	—	—	(1)	—	—	—
Issue of shares upon exercise of Warrant B	222,821	15	—	—	3,041	—	—	3,056
Stock-based compensation					8,706			8,706
Components of comprehensive loss:
Net loss	—	—	—	—	—	(38,469)	—	(38,469)
Share of subsidiaries’ equity transactions:
Net unrealized gain on available-for-sale securities	—	—	—	—	—	—	9,228	9,228
Translation adjustment	—	—	—	—	—	—	(4,230)	(4,230)

Total comprehensive loss for the year								(33,471)

Balance at December 31, 2009	19,300,390	1,463	1,000,000	77	482,265	(384,299)	(1,869)	97,637

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in thousands except share data)

For the years ended December 31, 2009, 2010 and 2011

	Common stock		Preferred stock		Additional paid in	Accumulated	Accumulated Other comprehensive	Total shareholders’
	Shares	Amount	Shares	Amount	capital	deficit	(loss)	Equity
		Rmb		Rmb	Rmb	Rmb	Rmb	Rmb
Issue of shares, net of offering cost	3,064,827	203	—	—	52,316	—	—	52,519
Shares issued upon exercise of stock options	59,999	4	—	—	760	—	—	764
Stock-based compensation	—	—	—	—	8,015	—	—	8,015
Issue of warrants	—	—	—	—	2,491	—	—	2,491
Components of comprehensive loss:
Net loss	—	—	—	—	—	(35,121)	—	(35,121)
Share of subsidiaries’ equity transactions:
Net unrealized gain on available-for-sale securities	—	—	—	—	—	—	(9,374)	(9,374)
Translation adjustment	—	—	—	—	—	—	(1,721)	(1,721)

Total comprehensive loss for the year								(46,216)

Balance at December 31, 2010	22,425,216	1,670	1,000,000	77	545,847	(419,420)	(12,964)	115,210

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(Amounts in thousands except share data)

For the years ended December 31, 2009, 2010 and 2011

	Common stock		Preferred stock		Additional paid in	Accumulated	Accumulated Other comprehensive	Total shareholders’
	Shares	Amount	Shares	Amount	capital	deficit	(loss)	Equity
		Rmb		Rmb	Rmb	Rmb	Rmb	Rmb
Issue of shares, net of offering costs	—	—	—	—	—	—	—	—
Shares issued upon exercise of stock options	73,333	5	—	—	889	—	—	894
Stock-based compensation	—	—	—	—	7,170	—	—	7,170
Issue of warrants	—	—	—	—	2,257	—	—	2,257
Components of comprehensive loss:
Net loss	—	—	—	—	—	(64,630)	—	(64,630)
Share of subsidiaries’ equity transactions:
Net unrealized gain on available-for-sale securities							(640)	(640)
Translation adjustment	—	—	—	—	—	—	(1,505)	(1,505)

Total comprehensive loss for the year								(66,775)

Balance at December 31, 2011	22,498,549	1,675	1,000,000	77	556,163	(484,050)	(15,109)	58,756

CHINA TECHNOLOGY DEVELOPMENT GROUP CORPORATION

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands)

For the years ended December 31, 2009, 2010 and 2011

	2009	2010	2011	2011
	Rmb	Rmb	Rmb	US$ (Note 2(h))
Net loss	(38,469)	(35,121)	(64,630)	(10,249)

Net cash (used in) provided from operating activities	(48,375)	(40,707)	8,619	1,367
Net cash used in investing activities	(15,961)	(81)	—	—
Net cash generated from financing activities	72,428	38,608	894	142
Effect of exchange rate changes on cash and cash equivalents	(872)	(6,030)	(9,792)	(1,553)

Net increase (decrease) in cash and cash equivalents	7,220	(8,210)	(279)	(44)
Cash and cash equivalents at beginning of year	1,289	8,509	299	47

Cash and cash equivalents at end of year	8,509	299	20	3

Supplemental disclosure of cash flow information
Income taxes paid	—	—	—	—
Interest paid	—	—	—	—
Supplemental disclosure non-cash investing and financing activities
Issue of warrants as offering costs for financing activities in 2008	54	—	—	—
Conversion of convertible note in 2009	82,975	—	—	—